Other Receivables (Details) - Schedule of other receivables ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of other receivables [Abstract]
Other receivables	₪ 15	$ 5	₪ 9
Government authorities	56	17	258
Prepaid expenses	213	66	202
Total other receivables	₪ 284	$ 88	₪ 469